Recoverable taxes - Roll-forward of provision for loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025
Recoverable Taxes [Abstract]
Opening Balance	R$ 1,581,961	R$ 1,581,961
Increase in Provision for Impairment of Value Added Tax on Sales and Services Credits	(316,741)	(374,166)
Decrease In Provision For Impairment Of Value Added Tax On Sales And Services Credits Due To Recovery Of Credits	186,014	181,014
Provision For Impairment Of Value Added Tax On Sales And Services Credits, Write-Off	R$ 1,201
Closing Balance		R$ 1,775,113